Schedule of investments
InvestEd 50 Portfolio	March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Exchange-Traded Funds — 9.49%
iShares Core MSCI EAFE ETF	14,726	$ 1,023,604
iShares Core S&P 500 ETF	4,934	2,238,507
Total Exchange-Traded Funds (cost $2,732,932)		3,262,111

Affiliated Mutual Funds — 90.03%
Delaware Ivy Core Equity Fund Class R6	122,719	2,615,152
Delaware Ivy Corporate Bond Fund Class R6	283,101	1,644,816
Delaware Ivy Crossover Credit Fund Class R6	82,174	779,015
Delaware Ivy Emerging Markets Equity Fund Class R6	63,219	1,483,112
Delaware Ivy Global Bond Fund Class R6	45,062	431,241
Delaware Ivy Government Securities Fund Class R6	1,312,438	6,903,422
Delaware Ivy High Income Fund Class R6	38,532	259,321
Delaware Ivy International Core Equity Fund Class R6	94,450	1,822,886
Delaware Ivy International Small Cap Fund Class R6	32,404	382,040
Delaware Ivy International Value Fund Class R6	27,442	468,715
Delaware Ivy Large Cap Growth Fund Class R6	72,237	2,448,102
Delaware Ivy LaSalle Global Real Estate Fund Class R6	21,055	258,972
Delaware Ivy Limited-Term Bond Fund Class R6	340,317	3,610,760
Delaware Ivy Mid Cap Growth Fund Class R6	31,447	1,155,041
Delaware Ivy Mid Cap Income Opportunities Fund Class R6	24,975	470,539
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund Class R6	69,060	1,032,442
Delaware Ivy Securian Core Bond Fund Class R6	340,380	3,454,862
Delaware Ivy Small Cap Growth Fund Class R6	16,290	386,081
Delaware Ivy Value Fund Class R6	47,499	1,324,738
Total Affiliated Mutual Funds (cost $32,099,928)		30,931,257

Short-Term Investments — 0.44%
Money Market Mutual Fund — 0.44%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	152,571	152,571
Total Short-Term Investments (cost $152,571)		152,571
Total Value of Securities—99.96% (cost $34,985,431)		34,345,939

Receivables and Other Assets Net of Liabilities—0.04%		12,779
Net Assets Applicable to 3,249,177 Shares Outstanding—100.00%		$34,358,718
Summary of abbreviations:
EAFE – Europe, Australasia, and Far East
NQ-IV928 [3/22] 5/22 (2218486)    1

Schedule of investments
InvestEd 50 Portfolio (Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV928 [3/22] 5/22 (2218486)